Financial Instruments with Off-Balance Sheet Risk (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Financial Instruments with off-Balance Sheet Risk [Abstract]
Maximum undiscounted exposure	$ 2,541,000
Underlying collateral upon liquidation	$ 14,298,000